Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
22. Related Party Transactions

			Amount Due to Related Party as of
			December 31,	December 31,
			2021	2020
Name	Nature of Relationship	Description of the Transactions	(in thousands)
Seahawk	Debt Issuer	In 2019, the Company raised and converted $18.4 million from prior debt into new, outstanding debt and issued 13.5 million warrants to purchase Legacy BlackSky common stock.	$19,977	$19,198
Intelsat	Debt Issuer	In 2019, the Company entered into a term loan facility for $50.0 million and issued 20.2 million warrants to purchase Legacy BlackSky common stock.	54,149	52,039
Jason and Marian Joh Andrews	The former co-founders and employees of Legacy BlackSky	In 2018, the Company executed the notes totaling $12.5 million to repurchase an aggregate of $11.5 million Legacy BlackSky common stock shares. The Andrews Notes were extinguished in the year ended December 31, 2021. The terms on the extinguishment were forgiveness on the existing principal balance of $10.0 million and accrued interest of $2.2 million in exchange for 958,082 shares.	—	12,500

					Amount Due to Related Party as of
			Total Payments in Years Ended		December 31,	December 31,
			2021	2020	2021	2020
Name	Nature of Relationship	Description of the Transactions	(in thousands)
LeoStella	Joint Venture	Design, development and manufacture of multiple satellites	$19,257	$8,205	$8,381	$8,012
X-Bow	Equity Method Investee	In 2017, the Company received stock in X-Bow. As of December 31, 2021, the Company had a 17.5% investment in X-Bow and had one Board seat. As described in Note 7, the Company has engaged X-Bow to develop a rocket for the Company.	1,865	4,079	—	750
Palantir Technologies	Strategic Partner	Multi-year software subscription agreement for $8.0 million	750	—	—	—
Ursa Space Systems	Strategic Partner	The chairman of the Company’s board of directors, Will Porteous, is also an investor and member of the board of directors of Ursa Space Systems.	809	—	83	—
During the years ended December 31, 2021 and 2020, the Company received $0.3 million and $1.4 million respectively from CACI International Inc. (“CACI”), of which one of the Company's board members is also a board member of CACI. Accounts receivable related to CACI as of December 31, 2021 and 2020 was $0.
Interest on the term loan facility is accrued and compounded annually. No significant interest payments were made in the year ended December 31, 2021 or 2020. The Company has interest due to related parties in the amount of $0.5 million as of December 31, 2021, which has been recorded as accrued interest. In February 2021, in connection with the Bridge Notes, the Company agreed to pay Consent Fees of $2.5 million to Intelsat and Seahawk, which were settled for cash at the closing of the Merger (Note 15).
During the first half of 2021, the Company paid $2.5 million to the Founders towards the principal balance, along with a $25 thousand interest payment. In December 2021, the Company issued Class A common stock in exchange for the outstanding principal and accrued interest totaling $12.1 million (Note 15). The total number of Class A common stock exchanged to settle the outstanding debt was 958,082.